Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share

19. Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Years ended December 31,
	2024	2023	2022
Numerator:
Net income attributable to common shareholders	$319	$825	$1,034

Denominator:
Basic weighted average shares outstanding	386	258	258
Effect of dilutive share options	3	2	3
Diluted weighted average shares outstanding	389	260	261

Basic earnings per share attributable to common shareholders	$0.83	$3.19	$4.00

Diluted earnings per share attributable to common shareholders	$0.82	$3.17	$3.96

Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. These comprise of restricted stock units, performance stock units and performance shares issued under the Company’s long-term incentive plans. Details of these plans are set out in “Note 16. Share-based Compensation”.

For the years ended December 31, 2024, 2023 and 2022, respectively, there were no material weighted average share-based compensation awards excluded from the diluted earnings per share computation because the effect would have been antidilutive.